J.P. Morgan Mortgage Trust 2022-7 ABS-15G

Exhibit 99.27

Prepared For:

J.P. Morgan Mortgage Acquisition Corp.

JPMMT 2022-7

June 10, 2022

The following report summarizes the scope, process and cumulative due diligence findings for non-conforming (jumbo) residential mortgage loans reviewed on behalf of J.P. Morgan Mortgage Acquisition Corp (“JPMMAC”). The loans were originated (or procured) and sold to JPMMAC through a whole loan conduit and/or bulk acquisition. Electronic images of the file were provided as the loans were presented for review. The opinions and findings expressed herein are based on the information and documentation presented at the time of file review.

There was no sampling; therefore, the loan was audited and reviewed in accordance with the scope and standards as defined herein. All findings were documented and any deviation or exception memorialized.

Credit Review Scope

The loans were manually re-underwritten in accordance with, amongst other things, originating lender guidelines/matrices, rating agency criteria and the governing statement of work. This includes income, assets, employment, credit scores, collateral value, LTV/CLTV, debt ratios, credit depth, and willingness and ability to repay debt. Where applicable, all income calculations, assets/reserves, ratios and balances were recalculated and compared to lender guidelines. Any discrepancy or exception was noted. Additionally, the note, mortgage, riders, addendums to the mortgage, title policies, and deeds are reviewed to ensure they are complete and properly convey the interests as intended. All loans received a Credit Grade as defined in Appendix A.

Compliance Review Scope

The scope of the compliance review generally covers the originator’s adherence to certain federal, state and local lending laws as set forth and defined herein.

1.	The “material”[1] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”), 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 226, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. Part 226.35 et seq;

2.	The early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. Part 1026.17 et seq.;

1 These “material” disclosures include the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, and the payment schedule. For these purposes, Reviewer will not review the disclosure requirements and prohibitions for loans that are “higher-priced mortgage loans” in Regulation Z, 12 C.F.R. Part 1026.35 et seq. or for loans that are subject to the Homeownership and Equity Protection Act (“HOEPA”). Reviewer will instead only identify such loans for JPM.

3.	Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603, as implemented by Regulation X, 12 C.F.R. Part 1024;

4.	For any applicable loan with an application date on or after October 3, 2015, reviewer will perform testing on certain aspects of the TILA/RESPA Integrated Disclosure rule as defined herein:

a.	Loan Estimate (“LE”)

i.	Initial LE was provided within 3 business days of application as provided by the broker or creditor and loan does not consummate within 7 business days of receipt

ii.	Provided within 3 business days of a valid Change of Circumstance

iii.	Contains NMLS ID

iv.	Recalculate the “In 5 Years” calculation

b.	Final Closing Disclosure

i.	Confirm creditor provided CD no later than 3 business days of consummation and confirm all relevant fields are complete

ii.	Ensure technical requirements are met – Rounding, Alphabetization, Number of Fees per category and title fees properly labeled

iii.	Recalculation of the Finance Charge, Amount Financed, Total of Payments, and Total Interest Payments (TIP)

iv.	Projected Payments - Re-calculation of Principal and Interest payment(s), verified escrow and insurance payments, interest only periods and final balloon payments are present and displayed in the correct number of columns

v.	Adjustable Interest Rate and Adjustable Payment Tables are present, complete and accurate, if applicable

vi.	No fee charged for preparation of LE or CD

vii.	Fee descriptions conform with clear and conspicuous standard

viii.	Loan terms match that of the subject loan – balance, rate, term, prepayment penalty

ix.	Loan Disclosures section is complete – Late Payment matches the note and the escrow section is consistent within the disclosure

c.	Fee and Tolerance testing - Zero and ten percent tolerance testing, including the presence, timing and a validation of a change of circumstance and corresponding fee changes

d.	Evidence Service Provider List and Your Home Loan Toolkit, if applicable, were provided or present in the loan file

e.	LE and CD form(s) provided to the borrower are consistent across the loan process

f.	Items not tested, include but are not limited to:

i.	Categorization of fees in the appropriate section

ii.	Accuracy of information for fields not expressly stated above

iii.	Presence and accuracy of the Seller’s Transaction columns on the Seller’s columns

5.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

6.	Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act:

a.	Consumer Credit Score Disclosure

b.	Your Credit Score and the Price You Pay for Credit

c.	Notice to Home Loan Applicant

7.	The disclosure requirements and prohibitions of certain state, county and municipal laws and ordinances known to the Reviewer, as amended where applicable, that have been enacted to regulate so-called “predatory lending”, including:

a.	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

b.	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.

c.	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.

d.	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq.

e.	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. as amended from time to time and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).

f.	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).

g.	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. and the DC Mortgage Disclosure Act of 2007

h.	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.

i.	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).

j.	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101

k.	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.

l.	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003), codified at 815 ILCS §§ 137/5 et seq.

m.	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

n.	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.

o.	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code § 24-9-1 et seq.

p.	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq.

q.	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.

r.	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009), and from time to time.

s.	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12-409.1; 12-1029.

t.	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.

u.	Massachusetts High Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.

v.	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.

w.	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

x.	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17).

y.	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 Mass. Code Regs. §§ 32.00 et seq.

z.	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

aa.	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).

bb.	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.

cc.	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and amended by Assembly Bill No. 440 (2007), codified at NRS § 598D.010 et seq.

dd.	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.

ee.	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.

ff.	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

gg.	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.

hh.	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

ii.	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.

jj.	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.

kk.	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A.

ll.	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9-1 et seq.

mm.	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

nn.	Rhode Island Home Loan Protection Act, R.I. Gen. L. 34-25.1-2 et seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

oo.	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.

pp.	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq. and South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq

qq.	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn Code Ann. §§ 45-20-101 et seq.

rr.	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.

ss.	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.

tt.	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

uu.	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428

vv.	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

ww.	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008

xx.	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

yy.	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq

zz.	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq. (collectively, the “Enumerated Laws”).

aaa.	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq

Each loan received a Compliance Event as defined in Appendix A.

Valuation Reviews

All loans were analyzed to confirm that it was sufficiently collateralized by real property, and each appraisal was audited to assure conformance to the following FIRREA/USPAP rules and standards:

a.	Does the appraisal include a signed certification stating the appraisal conforms to USPAP?

b.	Was the appraisal prepared for a financial services institution?

c.	Does the appraisal state the definition of Market Value?

d.	Does the appraisal indicate the appraiser’s license or certification, number and expiration date?

e.	Does the appraisal disclose any extraordinary assumptions, hypothetical conditions? Does the appraisal include a statement of assumptions and limiting conditions?

i.	If yes do the items appear to be reasonable?

f.	Is a minimum 3 year subject sale history included?

g.	Does the report state the effective date of the appraisal?

h.	Does the appraisal summarize the process used to collect, confirm, and report data?

i.	Does the appraisal state the subject’s highest and best use?

j.	Does the appraisal clearly identify the real estate being appraised?

k.	Does the appraisal state the real property interest being appraised?

l.	Does the report contain sufficient information?

m.	Was the appraisal reported on a FNMA appraisal form?

i.	If yes, was the form filled in completely?

n.	Which of the industry recognized methods of valuation were included that may have been utilized to support the institution’s decision to engage in the transaction?

i.	Direct Sales Comparison Approach, Cost Approach, or Income Approach?

ii.	If any of these approaches have been omitted or excluded, is there sufficient explanation provided as to why?

In order to assure the appraiser’s final value is adequately supported, the appraisal was reviewed to:

●	Validate that the original value source is supported by another independent provider such as a desk review, broker price opinion, or field review

●	Establish a 10% tolerance for provider reconciled value(s)

Similar to Credit and Compliance, the property was graded in accordance with Appendix A.

Fraud Review Scope

Each file received an independent fraud report, and all findings were addressed based on objective, independent information. In the event a fraud report was not provided by the lender, IB pulled a report and reconciled the findings using the documentation in the file, third party services, or general public information.

Qualified Mortgage

All loans with an initial application on or after January 10, 2014 were reviewed for compliance with the Ability-to-Repay / Qualified Mortgage rules as defined in Truth-in-Lending Act (“TILA”). This includes, but is not limited to, confirmation of:

●	DTI calculation does not exceed 43% and is calculated in accordance with the guidelines as defined in Appendix Q

●	Points and fees do not exceed the 3% threshold (Can differ for loan amounts below $100,000)

●	APR is not “higher-priced” as defined by TILA

●	Pre-payment penalties are appropriate and properly administered

●	Amortization type contains no risk feature (IO, Negative Amortization, etc.)

Qualified Mortgage	No. of Loans	% of Population
General Qualified Mortgage (Safe Harbor)	4	100.00%
Temporary Qualified Mortgage	0	0.00%
Not Covered / Exempt	0	0.00%

Results

The following charts display the overall, credit, compliance and valuation results.

Overall Event Level	No. of Loans	% of Population
1	1	25.00%
2	3	75.00%

Credit Event Level	No. of Loans	% of Population
1	2	50.00%
2	2	50.00%

Compliance Event Level	No. of Loans	% of Population
1	3	75.00%
2	1	25.00%

Property Event Level	No. of Loans	% of Population
1	4	100.00%
2	0	0.00%

Three (3) loans were graded as a Grade “2” in one or more categories, and One (1) loan was graded as a Grade “1” in all categories.

The following list of stratifications highlight some of the prevailing loan attributes as defined in the sample.

Amortization Type	No. of Loans	Percentage of Population
FIXED	4	100.00%

Loan Term	No. of Loans	Percentage of Population
360	3	75.00%
180	1	25.00%

First Time Home Buyer*	No. of Loans	% of Population
Yes	0	0.00%
No	4	100.00%
*First Time Home Buyer is based on primary wage earner’s declaration on final 1003
Lien Position	No. of Loans	% of Population
1	4	100.00%

Occupancy	No. of Loans	% of Population
Owner Occupied	4	100.00%
Second Home	0	0.00%

Purpose	No. of Loans	% of Population
Purchase	1	25.00%
Rate and Term Refinance	1	25.00%
Cash-out Refinance	2	50.00%

Property Type	No. of Loans	% of Population
Single Family Detached	4	100.00%
Single Family Attached	0	0.00%
Condo Low Rise	0	0.00%
Planned Unit Development Detached	0	0.00%

Attribute	Minimum	Maximum
Credit Score	778	790
DTI	26.89%	40.91%
LTV	58.42%	85.00%
CLTV	58.42%	85.00%

Tape Comparison Data Discrepancy by Data Field	No. of Loans	% of Population
Amortization Type	0	0.00%
Appraised Value (Orig)	1	25.00%
City	0	0.00%
First Name	0	0.00%
Last Name	0	0.00%
Loan Number (Selling Lender)	0	0.00%
Loan Purpose	0	0.00%
Number of Units	0	0.00%
Occupancy	0	0.00%
Original Combined Loan to Value	1	25.00%
Original Interest Rate	0	0.00%
Original Loan To Value	1	25.00%
Original Note Balance	1	25.00%
Original P&I Payment	1	25.00%
Property Address	0	0.00%
Property Type	0	0.00%
Representative Credit Score	0	0.00%
Sales Price	0	0.00%
Total Debt to Income Ratio	1	25.00%
Zip	0	0.00%

Appendix A

I.	Credit Due Diligence Grading

IB Credit Grade	Event Level	Grade Definition

1	Meets Guidelines	All underwriting guidelines were adhered to without exception. The borrower(s) have demonstrated an ability and willingness to repay the debt. Occupancy, employment, income and assets are deemed to be reasonable and supported.

2	Exception with Compensation	Loan does not meet every applicable guideline; however, the loan contains documented and significant mitigating factors to offset the risk caused by the guideline exceptions. The borrower(s)has/have demonstrated an ability and willingness to repay the debt. Occupancy, employment, income and assets are deemed to be reasonable and supported.

3	Unacceptable Risk	Loan falls outside the lender’s guidelines even when considering any compensating factors, or there is a reasonable suspicion of fraud. The borrowers’ ability and willingness to repay the debt has not been properly demonstrated.

4	File is Incomplete	Loan file is missing material documentation and has insufficient information to perform an underwriting review.

II.	Compliance Due Diligence Grading

IB Compliance Grade	Event Level	Grade Definition

1	Meets Guidelines	The loan is in compliance with all applicable laws and regulations. The note, mortgage and other legal documents reflect the correct loan terms and are accurately executed by all mortgage loan applicants and title holders.

2	Exception with Compensation	The loan is not compliant with all applicable laws and regulations; however, the non-compliance is not expected to create a right of rescission exercisable by the borrower, hinder the holder’s ability to foreclose, or otherwise enforce its rights under the term of the mortgage loan.

3	Unacceptable Risk	The loan is not compliant with applicable laws and regulations. Loan presents significant risk to ownership.

4	File is Incomplete	Loan file is missing material documentation and has insufficient information to perform a compliance review.

III.	Value Due Diligence Grading

IB Valuation Grade	Event Level	Grade Definition

1	Meets Guidelines	Loan collateral is properly valued using sound and fundamental appraisal forms and techniques. Value is supported within 10% of “as-is” condition.

2	Exception with Compensation	Loan collateral is properly valued, but the property requires minor repairs. Value is supported within 10% of “as-is” condition.

3	Unacceptable Risk	Loan collateral is not properly valued, and/or the collateral attributes do not meet the minimum documentation or condition requirements.

4	File is Incomplete	Loan file is missing material documentation and has insufficient information to perform an underwriting review.